Credit card receivables (Tables)	12 Months Ended
Dec. 31, 2021
Composition of receivables

a) Composition of receivables

	2021	2020

Receivables - current (i)	2,341,492	1,475,417
Receivables - installments (i)	2,483,647	1,443,793
Receivables - revolving (ii)	337,014	199,662
Total receivables	5,162,153	3,118,872

Credit card ECL allowance
Presented as deduction of receivables	(381,633)	(209,965)
Presented as "Other liabilities"	(9,046)	(7,577)
Total credit card ECL allowance	(390,679)	(217,542)
Receivables, net	4,771,474	2,901,330
Total receivables presented as assets	4,780,520	2,908,907
(i)	Current receivables are related to purchases made by customers due on the next credit card billing date. “Receivables – installments” is related to purchases in installments (“parcelado” in Brazil) which are financed by the merchant. With this product, the cardholder's purchase is paid in up to 12 equal monthly installments. The cardholder’s credit limit is initially reduced by the total amount and the installments become due and payable on the cardholder’s subsequent monthly credit card statements. The Group makes the corresponding payments to the credit card network (see note 19) following a similar schedule. As receipts and payments are aligned, the Group does not incur significant financing costs with this product, however it is exposed to the credit risk of the cardholder as it is obliged to make the payments to the credit card network even if the cardholder does not pay. “Receivables – installments” also includes the amounts of credit card bills not fully paid by the customers and that have been converted into payments in installments with a fixed interest rate (“fatura parcelada”).
(ii)	Revolving receivables are amounts due from customers that have not paid in full their credit card bill. Customers may request to convert these receivables in loans to be paid in installments. In accordance with Brazilian regulation, revolving balances that are outstanding for more than 2 months are mandatorily converted into “fatura parcelada” - a type of installment loan which is settled through the customer’s monthly credit card bills.

Breakdown by maturity

b) Breakdown by maturity

	2021		2020
	Amount	%	Amount	%
Installments overdue by:
<= 30 days	77,527	1.5%	29,512	0.9%
30 < 60 days	34,476	0.7%	9,109	0.3%
60 < 90 days	26,747	0.5%	9,369	0.3%
> 90 days	138,380	2.7%	98,573	3.2%
Total overdue installments	277,130	5.4%	146,563	4.7%

Installments not overdue due in:
<= 30 days	2,401,149	46.5%	1,418,770	45.5%
30 < 60 days	904,864	17.5%	587,550	18.8%
> 60 days	1,579,010	30.6%	965,989	31.0%
Total not overdue installments	4,885,023	94.6%	2,972,309	95.3%
Total	5,162,153	100.0%	3,118,872	100.0%

Distribution within the stages as of December 31, 2021, showed a lower concentration in stage 1 portfolio, increasing the concentration in the riskier stages when compared to December 31, 2020, indicating the portfolio risk is returning to pre-COVID-19 levels (see item (f) about COVID-19 impacts) with the majority of the Group's credit card portfolio being classified as stage 1, followed by stages 2 and 3, respectively.

Distribution within the stages as of December 31, 2021, showed a lower concentration in stage 1 portfolio, increasing the concentration in the riskier stages when compared to December 31, 2020, indicating the portfolio risk is returning to pre-COVID-19 levels (see item (f) about COVID-19 impacts) with the majority of the Group's credit card portfolio being classified as stage 1, followed by stages 2 and 3, respectively.

	2021
	Gross Exposures	%	Loss Allowance	%	Coverage Ratio (%)
Stage 1	4,525,689	87.7%	127,358	32.6%	2.8%

Stage 2	440,105	8.5%	126,392	32.4%	28.7%
Absolute Trigger (Days Late)	131,409	29.9%	61,844	48.9%	47.1%
Relative Trigger (PD deterioration)	308,696	70.1%	64,548	51.1%	20.9%

Stage 3	196,359	3.8%	136,929	35.0%	69.7%
Total	5,162,153	100.0%	390,679	100.0%	7.6%

	2020
	Gross Exposures	%	Loss Allowance	%	Coverage Ratio (%)
Stage 1	2,799,999	89.8%	79,296	36.5%	2.8%

Stage 2	202,673	6.5%	60,391	27.8%	29.8%
Absolute Trigger (Days Late)	50,375	24.9%	22,172	36.7%	44.0%
Relative Trigger (PD deterioration)	152,298	75.1%	38,219	63.3%	25.1%

Stage 3	116,200	3.7%	77,855	35.7%	67.0%
Total	3,118,872	100.0%	217,542	100.0%	7.0%

Schedule of Credit loss allowance by credit quality

	2021
	Gross Exposures	%	Loss Allowance	%	Coverage Ratio (%)
Strong (PD < 5%)	3,755,666	72.8%	40,480	10.4%	1.1%
Stage 1	3,754,626	100.0%	40,435	99.9%	1.1%
Stage 2	1,040	0.0%	45	0.1%	4.3%

Satisfactory (5% <= PD <= 20%)	804,608	15.6%	71,149	18.2%	8.8%
Stage 1	675,507	84.0%	57,102	80.3%	8.5%
Stage 2	129,101	16.0%	14,047	19.7%	10.9%

Higher Risk (PD > 20%)	601,879	11.6%	279,050	71.4%	46.4%
Stage 1	95,556	15.9%	29,821	10.7%	31.2%
Stage 2	309,964	51.5%	112,300	40.2%	36.2%
Stage 3	196,359	32.6%	136,929	49.1%	69.7%
Total	5,162,153	100,0%	390,679	100,0%	7.6%

	2020
	Gross Exposures	%	Loss Allowance	%	Coverage Ratio (%)
Strong (PD < 5%)	2,524,909	81.0%	40,629	18.7%	1.6%
Stage 1	2,523,792	100.0%	40,540	99.8%	1.6%
Stage 2	1,117	0.0%	89	0.2%	8.0%

Satisfactory (5% <= PD <= 20%)	320,492	10.3%	39,089	18.0%	12.2%
Stage 1	244,979	76.4%	28,645	73.3%	11.7%
Stage 2	75,513	23.6%	10,444	26.7%	13.8%

Higher Risk (PD > 20%)	273,471	8.7%	137,824	63.3%	50.4%
Stage 1	31,228	11.4%	10,111	7.3%	32.4%
Stage 2	126,043	46.1%	49,858	36.2%	39.6%
Stage 3	116,200	42.5%	77,855	56.5%	67.0%
Total	3,118,872	100.0%	217,542	100.0%	7.0%

Schedule of credit quality classificatio gross

The credit quality classification is grouped in three categories based on its probability of default (PD) at the reporting date, as shown in the table below:

	Stage 1 and 2		Stage3
Default grade	Probability of default	Credit quality description	Probability of default	Credit quality description
1	<1%	Strong
2	1.0% to 5.0%	Strong
3	5.0% to 20.0%	Satisfactory
4	20.0% to 35.0%	Higher Risk
5	>35%	Higher Risk	100%	Higher Risk

Schedule of credity allownace changes

The following tables show the reconciliations from the opening to the closing balance of the credit loss allowance by stages of the financial instruments.

	2021
	Stage 1	Stage 2	Stage 3	Total
Loss allowance at beginning of year	79,296	60,391	77,855	217,542
Transfers from Stage 1 to Stage 2	(10,514)	10,514	-	-
Transfers from Stage 2 to Stage 1	17,840	(17,840)	-	-
Transfers to Stage 3	(7,023)	(13,176)	20,199	-
Transfers from Stage 3	151	70	(221)	-
Write-offs	-	-	(118,518)	(118,518)
Net increase of loss allowance	54,096	92,658	164,847	311,601
New originations (a)	94,367	9,547	3,979	107,893
Net drawdowns, repayments, net remeasurement and movements due to exposure and risk changes	(41,486)	81,867	160,549	200,930
Changes to models used in calculation (b)	1,215	1,244	319	2,778
Effect of changes in exchange rates (OCI)	(6,488)	(6,225)	(7,233)	(19,946)
Loss allowance at end of the year	127,358	126,392	136,929	390,679

	2020
	Stage 1	Stage 2	Stage 3	Total
Loss allowance at beginning of year	68,437	75,531	79,929	223,897
Transfers from Stage 1 to Stage 2	(4,252)	4,252	-	-
Transfers from Stage 2 to Stage 1	27,974	(27,974)	-	-
Transfers to Stage 3	(3,929)	(11,252)	15,181	-
Transfers from Stage 3	246	129	(375)	-
Write-offs	-	-	(116,856)	(116,856)
Net increase of loss allowance	6,154	36,643	117,973	160,770
New originations (a)	27,727	2,421	1,376	31,524
Net drawdowns, repayments, net remeasurement and movements due to exposure and risk changes	(9,593)	33,474	104,248	128,129
Changes to models used in calculation (b)	(11,980)	748	12,349	1,117
Effect of changes in exchange rates (OCI)	(15,334)	(16,938)	(17,997)	(50,269)
Loss allowance at end of the year	79,296	60,391	77,855	217,542

	2019
	Stage 1	Stage 2	Stage 3	Total
Loss allowance at beginning of year	46,688	48,592	50,747	146,027
Transfers from Stage 1 to Stage 2	(6,217)	6,217	-	-
Transfers from Stage 2 to Stage 1	15,397	(15,397)	-	-
Transfers to Stage 3	(4,197)	(12,328)	16,525	-
Transfers from Stage 3	181	174	(355)	-
Write-offs	-	-	(103,680)	(103,680)
Net increase of loss allowance	18,902	50,780	119,300	188,982
New originations (a)	53,416	9,610	1,785	64,811
Net drawdowns, repayments, net remeasurement and movements due to exposure and risk changes	(31,114)	43,854	115,966	128,706
Changes to models used in calculation (b)	(3,400)	(2,684)	1,549	(4,535)
Effect of changes in exchange rates (OCI)	(2,317)	(2,507)	(2,608)	(7,432)
Loss allowance at end of the year	68,437	75,531	79,929	223,897

(a)	Considers all accounts originated from the beginning to the end of the year. ECL effects presented in the table were calculated as if risk parameters at the beginning of the year were applied.
(b)	Relates to methodology changes that occurred during the year, reflecting observed risks extending over a period, according to the Group’s processes of model monitoring.

The following tables present changes in the gross carrying amount of the credit card portfolio to help explain their effects to the changes in the loss allowance for the same portfolio as discussed above. “Net change of gross carrying amount” includes acquisitions, payments, and interest accruals.

The following tables present changes in the gross carrying amount of the credit card portfolio to help explain their effects to the changes in the loss allowance for the same portfolio as discussed above. “Net change of gross carrying amount” includes acquisitions, payments, and interest accruals.

	2021
	Stage 1	Stage 2	Stage 3	Total
Gross carrying amount at beginning of year	2,799,999	202,673	116,200	3,118,872
Transfers from Stage 1 to Stage 2	(168,654)	168,654	-	-
Transfers from Stage 2 to Stage 1	73,448	(73,448)	-	-
Transfers to Stage 3	(72,328)	(41,112)	113,440	-
Transfers from Stage 3	156	68	(224)	-
Write-offs	-	-	(120,071)	(120,071)
Net change of gross carrying amount	2,145,118	205,148	97,356	2,447,622
Effect of changes in exchange rates (OCI)	(252,050)	(21,878)	(10,342)	(284,270)
Gross carrying amount at end of the year	4,525,689	440,105	196,359	5,162,153

	2020
	Stage 1	Stage 2	Stage 3	Total
Gross carrying amount at beginning of year	2,484,556	389,734	136,131	3,010,421
Transfers from Stage 1 to Stage 2	(79,734)	79,734	-	-
Transfers from Stage 2 to Stage 1	162,232	(162,232)	-	-
Transfers to Stage 3	(43,582)	(49,951)	93,533	-
Transfers from Stage 3	435	226	(661)	-
Write-offs	-	-	(116,856)	(116,856)
Net change of gross carrying amount	839,461	31,990	34,640	906,091
Effect of changes in exchange rates (OCI)	(563,369)	(86,828)	(30,587)	(680,784)
Gross carrying amount at end of the year	2,799,999	202,673	116,200	3,118,872

	2019
	Stage 1	Stage 2	Stage 3	Total
Gross carrying amount at beginning of year	1,452,751	229,401	87,702	1,769,854
Transfers from Stage 1 to Stage 2	(131,443)	131,443	-	-
Transfers from Stage 2 to Stage 1	87,250	(87,250)	-	-
Transfers to Stage 3	(47,879)	(45,940)	93,819	-
Transfers from Stage 3	311	299	(610)	-
Write-offs	-	-	(103,680)	(103,680)
Net change of gross carrying amount	1,203,286	174,355	63,291	1,440,932
Effect of changes in exchange rates (OCI)	(79,720)	(12,574)	(4,391)	(96,685)
Gross carrying amount at end of the year	2,484,556	389,734	136,131	3,010,421